As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 70.1%
	Aerospace & Defense - 4.3%
3,400	The Boeing Company	$252,858
4,500	General Dynamics Corporation	375,165
		628,023
	Capital Goods - 2.7%
10,600	General Electric Company	392,306
	Consumer Discretionary - 8.6%
7,100	Darden Restaurants, Inc.	231,105
4,200	Target Corporation	212,856
6,500	The TJX Companies, Inc.	214,955
8,200	The Walt Disney Company	257,316
9,000	Yum! Brands, Inc.	334,890
		1,251,122
	Data Processing - 1.3%
4,600	Automatic Data Processing, Inc.	194,994
	Electronic Equipment & Instruments - 1.3%
6,300	Agilent Technologies, Inc. *	187,929
	Financial Services - 11.6%
5,000	Bank of America Corporation	189,550
5,900	Citigroup, Inc.	126,378
4,300	Fannie Mae	113,176
5,600	Freddie Mac	141,792
2,100	The Goldman Sachs Group, Inc.	347,319
6,800	J.P. Morgan Chase & Co.	292,060
3,400	Lehman Brothers Holdings, Inc.	127,976
5,100	Merrill Lynch & Co., Inc.	207,774
3,208	Morgan Stanley	146,605
		1,692,630
	Health Care - 8.6%
4,400	Beckman Coulter, Inc.	284,020
15,100	Boston Scientific Corp. *	194,337
4,900	Express Scripts, Inc. *	315,168
5,700	Pfizer Inc.	119,301
5,700	UnitedHealth Group, Inc.	195,852
3,200	Wellpoint Inc. *	141,216
		1,249,894
	Insurance - 6.4%
4,500	Aflac Incorporated	292,275
7,200	American International Group, Inc.	311,400
4,500	Loews Corporation	180,990
9,400	The Progressive Corporation	151,058
		935,723
	Integrated Oil & Gas - 9.0%
3,800	Apache Corporation	459,116
4,900	Devon Energy Corporation	511,217
4,500	Occidental Petroleum Corporation	329,265
		1,299,598
	Multi Utilities - 2.9%
10,300	Duke Energy Corporation	183,855
6,600	Southern Company	235,026
		418,881

Shares		Value
	Semiconductors - 3.3%
15,900	Intel Corporation	$336,762
6,300	International Rectifier Corporation *	135,450
		472,212
	Software - 2.0%
4,600	Autodesk, Inc. *	144,808
5,200	Intuit, Inc. *	140,452
		285,260
	Technology - 4.6%
14,600	Corning Incorporated*	350,984
2,800	International Business Machines Corporation (IBM)	322,392
		673,376
	Telecommunications - 1.8%
6,800	American Tower Corporation - Class A *	266,628
	Transportation - 1.7%
2,000	Union Pacific Corporation	250,760
	TOTAL COMMON STOCKS (Cost $8,734,134)	10,199,336
	MUTUAL FUNDS - 4.2%
	Mutual Funds - 4.2%
237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme (a)(f)	609,383
	TOTAL MUTUAL FUNDS (Cost $429,530)	609,383
Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.8%
100,000	CPL Transition Funding LLC
	Series 2002-1, Class A5, 6.250%, 01/15/2017	107,298
14,251	West Pennsylvania Funding
	Series 1999-A, 6.980%, 12/25/2008	14,379
	TOTAL ASSET BACKED SECURITIES (Cost $126,541)	121,677
	CORPORATE BONDS - 3.3%
102,407	The Burlington Northern and Santa Fe Railway Company,
	5.943%, 01/15/2022	106,063
70,912	Continental Airlines Inc. Pass Thru Certificates
	Series 2000-2, 7.707%, 04/02/2021	71,114
90,000	FedEx Corporation,
	1993-A, 8.760%, 05/22/2015	105,953
100,000	Norfolk Southern Corp.
	5.257%, 09/17/2014	101,560
94,813	Union Pacific Corporation
	2003-1, 4.698%, 01/02/2024	90,356
	TOTAL CORPORATE BONDS (Cost $473,970)	475,046
	MORTGAGE BACKED SECURITIES - 9.0%
	Federal National Mortgage Association (FNMA)
200,000	4.875%, 05/17/2017	212,862
200,000	5.000%, 02/13/2017	213,971
84,010	6.000%, 05/01/2036	86,171
81,410	5.500%, 04/01/2036	82,359
		595,363
	Government National Mortgage Association (GNMA)
	Real Estate Mortgage Investment Conduit Pass-Thru Certificates
76,240	5.500%, 01/20/2035	77,758
82,530	5.000%, 11/20/2035	82,308
54,850	Series 2002-83, Class A, 3.313%, 04/16/2017	55,149
59,973	Series 2004-78, Class A, 3.590%, 11/16/2017	59,916
67,061	Series 2005-2, Class B, 4.116%, 03/16/2019	67,357
98,655	Series 2003-48, Class AB, 2.866%, 02/16/2020	98,813
1,518	Series 2001-12, Class B, 6.207%, 06/16/2021	1,522
982	Series 2003-43, Class A, 2.709%, 07/16/2021	981
70,068	Series 2004-25, Class AC, 3.377%, 01/16/2023	69,851
26,622	Series 2005-87, 4.449%, 03/16/2025	26,938
43,061	Series 2006-8, 3.942%, 08/16/2025	43,204
61,584	Series 2005-14, Class A, 4.130%, 02/16/2027	61,875
72,446	Series 2005-72, Class B, 4.356%, 02/16/2030	73,612
		719,284
	TOTAL MORTGAGE BACKED SECURITIES (Cost $1,291,267)	1,314,647

Principal
Amount			Value
		U.S. GOVERNMENT AGENCY ISSUES - 11.2%
		AID - ISRAEL
200,000		5.500%, 09/18/2023	$225,563
200,000		5.500%, 12/04/2023	225,799
			451,362
		Amethyst,
141,680		4.620%, 04/15/2016	152,602
100,000		Rowan Companies
		5.880%, 03/15/2012	108,203
		Small Business Administration (SBA)
		Participation Certificates:
92,456		4.230%, 05/01/2014	93,084
168,977		5.310%, 08/01/2022	173,411
72,814		4.920%, 10/01/2023	73,770
287,791		5.180%, 05/01/2024	294,221
150,771		5.520%, 06/01/2024	156,167
41,838		5.110%, 08/01/2025	42,054
28,892		5.120%, 12/01/2026	29,263
24,416		5.310%, 05/01/2027	24,789
24,443		5.780%, 08/01/2027	25,003
			911,762
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,558,440)	1,623,929
		SHORT TERM INVESTMENTS - 0.3%
		Money Market Funds - 0.3%
36,493		First American Treasury Obligations Fund - Class Y	36,493
		TOTAL SHORT TERM INVESTMENTS (Cost $36,493)	36,493
		Total Investments (Cost $12,650,375) - 98.9%	14,380,511
		Other Assets in Excess of Liabilities - 1.1%	165,854
		TOTAL NET ASSETS - 100.0%	$14,546,365

	*	Non Income Producing
	(a)	Affiliated issuer.
	(f)	Foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$12,650,375
Gross unrealized appreciation	3,109,258
Gross unrealized depreciation	-1,379,122
Net unrealized appreciation	$1,730,136

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Chaconia Income and Growth Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 10,341,893
Level 2 - Other significant observable inputs	4,038,618
Level 3 - Significant unobservable inputs
Total	$ 14,380,511	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)/s/ Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date   May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date_May 19, 2008

By (Signature and Title)* /s/ Eutrice Carrington
Eutrice Carrington, Treasurer

Date May 19, 2008